Research and development costs (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Research and development expenditures expensed	€1,448	€1,506	€1,467
Amortization of capitalized development expenditures	1,456	1,294	1,357
Impairment and write-off of capitalized development expenditures	147	103	106
Total Research and development costs	€3,051	€2,903	€2,930